Gold prepayment liability (Schedule of detailed information about gold prepayment liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gold Prepayment Liabilities Disclosure [Abstract]
Current	$ 0.0	$ 55.9